Equity (Details)	6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares
Option Indexed to Issuer's Equity [Line Items]
Outstanding, Beginning Balance	1,000,000
Exercised
Outstanding, Ending Balance	1,000,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 2.20
Weighted average exercise price, Ending Balance | $ / shares	$ 2.20
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding, Beginning Balance	881,867
Forfeited	(93,000)
Exercised
Outstanding, Ending Balance	788,867
Exercisable	762,667
Weighted average exercise price, Beginning Balance | $ / shares	$ 2.34
Weighted average exercise price, Ending Balance | $ / shares	2.34
Weighted average exercise price, Exercisable | $ / shares	$ 2.42
Aggregate intrinsic value, Beginning Balance | $		[1]
Aggregate intrinsic value, Ending Balance | $		[1]
Aggregate intrinsic value, Excercisable | $		[1]

[1]	The intrinsic value of the stock options at June 30, 2019 is the amount by which the market value of the Company's common stock of $1.23 as of June 30, 2019 exceeds the exercise price of the options.